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FORM D	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 **FORM D** **NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**	OMB APPROVAL OMB Number: 3235-0076 Expires: November 30, 2005 Estimated Average burden hours per response 16.00 SEC USE ONLY Prefix Serial DATE RECEIVED

05068215

RECEIVED OCT 31 2005 WASH. SECTION

Name of Offering (: check if this is an amendment and name has changed, and indicate change.) **Limited Partnership Interests**	
Filing Under (Check box(es) that apply): : Rule 504: Rule 505 ■ Rule 506 : Section 4(6) : ULOE Type of Filing: ■ New Filing ☐ Amendment	
A. BASIC IDENTIFICATION DATA	
1. Enter the information requested about the issuer	
Name of Issuer (: check if this is an amendment and name has changed, and indicate change.) **Blue Terrain Value Fund, L.P.**	
Address of Executive Offices (Number and Street, City, State, Zip Code) **P.O. Box 111, 700 Rockland Road, Rockland, DE 19732**	Telephone Number (Including Area Code) 302-573-5087
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
Brief Description of Business **Investment Fund**	
Type of Business Organization : corporation ■ limited partnership, already formed : other (please specify): : business trust : limited partnership, to be formed	
Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 0 2 ■ Actual : Estimated Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E	

PROCESSED
NOV 08 2005
THOMSON
FINANCIAL

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer : Director ■ General and/or Managing Partner

Full Name (Last name first, if individual)
Guidance Capital Blue Terrain GP, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 111, 700 Rockland Road, Rockland, DE 19732

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director : General and/or Managing Partner ■ Member of the General Partner

Full Name (Last name first, if individual)
Ziv, Brian C.

Business or Residence Address (Number and Street, City, State, Zip Code)
30 S. Wacker Drive, Suite 2306, Chicago, IL 60606

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director :☐ General and/or Managing Partner ■ Member of the General Partner

Full Name (Last name first, if individual)
Elliman, D. Trowbridge III

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 111, 700 Rockland Road, Rockland, DE 19732

Check Box(es) that Apply: :☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner ■ Member of the General Partner

Full Name (Last name first, if individual)
Rosoff, Jacob

Business or Residence Address (Number and Street, City, State, Zip Code)
30 S. Wacker Drive, Suite 2306, Chicago, IL 60606

A. BASIC IDENTIFICATION DATA- *continued*

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐: Beneficial Owner ☐: Executive Officer ☐: Director ☐ General and/or Managing Partner ■ Member of the General Partner

Full Name (Last name first, if individual)
Walvoord, Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)
30 S. Wacker Drive, Suite 2306, Chicago, IL 60606

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director : General and/or Managing Partner ■ Member of the General Partner

Full Name (Last name first, if individual)
Brick, Barry

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 111, 700 Rockland Road, Rockland, DE 19732

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director : General and/or Managing Partner ☐ Member of the General Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐: General and/or Managing Partner ☐ Member of the General Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	:	■
2.	What is the minimum investment that will be accepted from any individual? *Subject to waiver in the sole discretion of the General Partner.	$1,000,000*	
3.	Does the offering permit joint ownership of a single unit?	■	:

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... :All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]

[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]

[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]

[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... :All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]

[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]

[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]

[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... :All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]

[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]

[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]

[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box 0 and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$______	$______
: Common : Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	Unlimited	$18,000,000
Other (Specify ____________________)	$______	$______
Total	Unlimited	$18,000,000

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$18,000,000
Non-Accredited Investors	0	$0

3. If this filing is an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	________	$______
Regulation A	________	$______
Rule 504	________	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	:	$
Printing and Engraving Costs	:	$
Legal Fees	:	$
Accounting Fees	:	$
Sales Commission (specify finders' fees separately)	:	$
Other Expenses (identify)	:	$
Total	:	$ 0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $18,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, and Affiliates	Payments to Others
Salaries and fees	: $____	: $____
Purchase of real estate	: $____	: $____
Purchase, rental or leasing and installation of machinery and equipment	: $____	: $____
Construction or leasing of plant buildings and facilities	: $____	: $____
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	: $____	: $____
Repayment of indebtedness	: $____	: $____
Working capital	: $____	: $____
Other (specify): Investment and reinvestment	: $____	: $18,000,000
	: $____	: $____
Column Totals	: $0	: $18,000,000
Total Payments Listed (column totals added)	: $18,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Blue Terrain Value Fund, L.P.	[signature]	**October [illegible], 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Barry Brick	**Member of the General Partner**	